Commitments	12 Months Ended
Dec. 31, 2014
Commitments
Commitments

Note 10. Commitments

        The Company has entered into certain rental property contracts with third parties, which are accounted for as operating leases. Rental expense was $0.3 million, $0.3 million and $0.2 million for the years ended December 31, 2014, 2013 and 2012, respectively

        The Company has certain commitments including various operating leases.

        Future minimum payments for these commitments and other commitments, primarily programming, are as follows (amounts in thousands):

Year Ending December 31,	Operating Leases	Other Commitments	Total
2015	$55	$7,402	$7,457
2016	10	2,971	2,981
2017	—	647	647
2018	—	114	114
2019 and thereafter	—	106	106

Total	$65	$11,240	$11,305